Share-based payments - Expenses relation to Options (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses	$ 3,761	$ 2,276	$ 6,462
Stock Options granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses in relation to yet unfulfilled performance conditions	2,615
Total recorded expenses	2,615
Modification of complex options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses in relation to the options with only the service condition	99
Expenses in relation to fulfilled condition		2,146	2,466
Expenses in relation to yet unfulfilled performance conditions	117		$ 272
Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses in relation to fulfilled condition	930
Expenses in relation to yet unfulfilled performance conditions		130
Total recorded expenses	$ 930	$ 130